Income taxes, textuals (Details)	Dec. 31, 2013
Income Tax Uncertainties [Abstract]
Minimum stock ownership percentage for tax exemption	50.00%
Minimum vote and value percentage of regularly traded stock	50.00%
Significant shareholder percentage	5.00%